AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 28, 1998


                                                     1933 Act File No. 33-69460
                                                     1940 Act File No. 811-8046

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      / /

          Pre-Effective Amendment No.                                        / /

          Post-Effective Amendment No. 18                                    /X/

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

          Amendment No. 20                                                   /X/

                           (Check appropriate box or boxes)

BERGER INVESTMENT PORTFOLIO TRUST
--------------------------------------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado      80206
--------------------------------------------------------------------------------
                 (Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200
                                                     ---------------------------

Gerard M. Lavin, 210 University Boulevard, Suite 900, Denver, CO 80206
--------------------------------------------------------------------------------
                       (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

          / / immediately upon filing pursuant to paragraph (b) /X/ on October 30, 1998, pursuant to paragraph (b)
          / / 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1)
          / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

          /X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:         Shares of Beneficial Interest of
The Berger Special Values Fund

                          BERGER INVESTMENT PORTFOLIO TRUST
                            SHARES OF BENEFICIAL INTEREST
                      Cross-Reference Sheet Pursuant to Rule 481

I.   Berger Special Values Fund

ITEM NO. AND CAPTION IN FORM N-1A                  SECTION

A.   PROSPECTUS

     1.   Cover Page              Front and back cover pages
     2.   Synopsis                Berger Funds
     3.   Condensed Financial     Berger Funds
          Information
     4.   General Description     Berger Funds; Investment
          of Registrant           Techniques, Securities and the
                                  Associated Risks; Organization
                                  of the Berger Fund Family
     5.   Management of the       Berger Funds; Organization of
          Fund                    the Berger Fund Family
     5A.  Management's            Annual Report
          Discussion of Fund
          Performance
     6.   Capital Stock and       Information on Your Account;
          Other Securities        Organization of the Berger Fund
                                  Family; Back cover page
     7.   Purchase of             Information on Your Account;
          Securities Being        Organization of the Berger Fund
          Offered                 Family
     8.   Redemption or           Information on Your Account
          Repurchase
     9.   Pending Legal           Not Applicable
          Proceedings

B.   STATEMENT OF ADDITIONAL
     INFORMATION

     10.  Cover Page              Front cover page
     11.  Table of Contents       Table of Contents
     12.  General Information     Section 14
          and History
     13.  Investment Objectives   Front cover page; Sections 1
          and Policies            and 2
     14.  Management of the Fund  Section 3
     15.  Control Persons and     Sections 3 and 14
          Principal Holders of
          Securities
     16.  Investment Advisory     Sections 3, 4, 5 and 14
          and Other Services
     17.  Brokerage Allocation    Sections 1 and 6
          and Other Practices
     18.  Capital Stock and       Section 14
          Other Securities
     19.  Purchase, Redemption    Sections 7, 8, 10, 11 and 12
          and Pricing of
          Securities Being
          Offered
     20.  Tax Status              Section 9
     21.  Underwriters            Sections 5 and 14
     22.  Calculations of         Section 13
          Performance Data
     23.  Financial Statements    Financial Statements

                                   EXPLANATORY NOTE

     This amendment to the Registration Statement of the Berger Investment Portfolio Trust contains the following:

One Prospectus for the Berger Special Values Fund
One Statement of Additional Information for the Berger Special Values Fund One Part C

     This amendment does not contain a Prospectus or Statement of Additional Information for, nor affect any Prospectus or Statement of Additional Information covering, these other series of the Berger Investment Portfolio
Trust: Berger Small Company Growth Fund, Berger New Generation Fund, Berger Balanced Fund, Berger Select Fund, Berger Mid Cap Growth Fund or Berger Mid Cap Value Fund.

                             INCORPORATION BY REFERENCE


     Registrant hereby incorporates by reference Part A (the Prospectus) and Part B (the Statement of Additional Information) pertaining to the Berger Special Values Fund contained in Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 16, 1998.

                          BERGER INVESTMENT PORTFOLIO TRUST

PART C.   OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS:

          (a)  FINANCIAL STATEMENTS.

          In Part A of the Registration Statement (Prospectus):

          None.

          In Part B of the Registration Statement (Statement of Additional Information):

          None.

          In Part C of the Registration Statement:

          None.

          (b)  EXHIBITS.

          The Exhibit Index following the signature pages below is incorporated herein by reference.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

Item 26.  NUMBER OF HOLDERS OF SECURITIES

          The number of record holders of shares of beneficial interest in the Registrant as of September 23, 1998, are as follows:

               (1)                                    (2)

                                                   Number of
          Title of Class                         Record Holders
          --------------                         --------------
          Shares of Beneficial                        75,984
          Interest in Berger Small
          Company Growth Fund

          Shares of Beneficial                        17,040
          Interest in Berger New
          Generation Fund


                                         C-1

          Shares of Beneficial                         1,927
          Interest in Berger
          Balanced Fund

          Shares of Beneficial                         1,391
          Interest in Berger
          Select Fund

          Shares of Beneficial                           345
          Interest in Berger
          Mid Cap Growth Fund

          Shares of Beneficial                         1,388
          Interest in Berger
          Mid Cap Value Fund

          Shares of Beneficial                           -0-
          Interest in Berger
          Special Values Fund

Item 27.  INDEMNIFICATION

          Article IX, Section 2 of the Trust Instrument for Berger Investment Portfolio Trust (the "Trust"), of which the Fund is a series, provides for indemnification of certain persons acting on behalf of the Trust to the fullest extent permitted by the law. In general, trustees, officers, employees and agents will be indemnified against liability and against all expenses incurred by them in connection with any claim, action, suit or proceeding (or settlement thereof) in which they become involved by virtue of their Trust office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust. The Trust also may advance money for these expenses, provided that the trustees, officers, employees or agents undertake to repay the Trust if their conduct is later determined to preclude indemnification. The Trust has the power to purchase insurance on behalf of its trustees, officers, employees and agents, whether or not it would be permitted or required to indemnify them for any such liability under the Trust Instrument or applicable law, and the Trust has purchased and maintains an insurance policy covering such persons against certain liabilities incurred in their official capacities.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          The business of Berger Associates, Inc., the investment adviser of the Fund, is described in the Prospectus under the heading "Organization of the Berger Fund Family -- Fund Organization and Expenses" and in the Statement of Additional Information in Section 4, which are included in this Registration Statement. Information relating to the business and other connections of the officers and directors of Berger Associates (current and for the past two years) is listed in Schedules A and D of Berger Associates' Form ADV as filed with the Securities and Exchange Commission (File No. 801-9451, dated March 27, 1998), which information from such schedules is incorporated herein by reference.

Item 29.  PRINCIPAL UNDERWRITERS

          (a) Investment companies for which the Registrant's principal underwriter also acts as principal underwriter:

The One Hundred Fund, Inc.
Berger One Hundred and One Fund, Inc.
Berger Investment Portfolio Trust
--Berger Small Company Growth Fund
--Berger New Generation Fund
--Berger Balanced Fund
--Berger Select Fund
--Berger Mid Cap Growth Fund
--Berger Mid Cap Value Fund
--Berger Special Values Fund
Berger Omni Investment Trust
--Berger Small Cap Value Fund
Berger Institutional Products Trust
--Berger IPT - 100 Fund
--Berger IPT - Growth and Income Fund
--Berger IPT - Small Company Growth Fund
--Berger/BIAM IPT - International Fund
Berger/BIAM Worldwide Funds Trust
--Berger/BIAM International Fund
--International Equity Fund
--Berger/BIAM International CORE Fund

          (b) For Berger Distributors, Inc.:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         Name                  Positions and               Positions and
                                Offices with                Offices with
                                Underwriter                  Registrant
--------------------------------------------------------------------------------
 David G. Mertens       President, CEO and Director  None
--------------------------------------------------------------------------------

                                         C-3

--------------------------------------------------------------------------------
 David J. Schultz       Chief  Financial Officer,    Assistant Treasurer
                        Assistant Secretary and
                        Treasurer
--------------------------------------------------------------------------------
 Brian S. Ferrie        Vice President and Chief     None
                        Compliance Officer
--------------------------------------------------------------------------------
 Mark S. Sunderhuse     Director                     None
--------------------------------------------------------------------------------
 Janice M. Teague       Vice President and           Assistant Secretary
                        Secretary
--------------------------------------------------------------------------------
 Kevin R. Fay           Director                     Vice President, Secretary
                                                     and Treasurer
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

          The principal business address of each of the persons in the table above is 210 University Blvd., Suite 900, Denver, CO 80206.

          (c) Not applicable.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

          The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

          (a) Shareholder records are maintained by the Registrant's sub-transfer agent, DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141;

          (b) Accounting records relating to cash and other money balances; asset, liability, reserve, capital, income and expense accounts; portfolio securities; purchases and sales; and brokerage commissions are maintained by the Registrant's Recordkeeping and Pricing Agent, Investors Fiduciary Trust Company ("IFTC"),
               127 West 10th Street, Kansas City, Missouri 64105. Other records of the Registrant relating to purchases and sales; the Trust Instrument, minute books and other trust records; brokerage orders; performance information and other records are maintained at the offices of the Registrant at 210 University Boulevard, Suite 900, Denver, Colorado 80206.

Item 31.  MANAGEMENT SERVICES

          The Registrant has no management-related service contract which is not discussed in Parts A and B of this form. See Section 5 of the Statement of Additional Information for a discussion of the Recordkeeping and Pricing Agent Agreement entered into between the Registrant and IFTC and the Administrative Services Agreement entered into between the Registrant and Berger Associates, Inc., investment adviser to the Funds.

Item 32.  UNDERTAKINGS

          (a) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

          (b) Registrant undertakes to comply with the following policy with respect to calling meetings of shareholders for the purpose of voting upon the removal of any Trustee of the Registrant and facilitating shareholder communications related to such meetings:

          1. The Trustees will promptly call a meeting of shareholders for the purpose of voting upon the removal of any Trustee of the Registrant when requested in writing to do so by the record holders of at least 10% of the outstanding shares of the Registrant.

          2. Whenever ten or more shareholders of record who have been shareholders of the Registrant for at least six months, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares of the Registrant, whichever is less, apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to request such a meeting, and deliver to the Trustees a form of communication and request which they wish to transmit, the Trustees within 5 business days after receipt of such application either will (i) give such applicants access to a list of the names and addresses of all shareholders of record of the Registrant, or (ii) inform such applicants of the approximate number of shareholders of record and the approximate cost of mailing the proposed communication and form of request.

          3.   If the Trustees elect to follow the course specified in clause
(ii), above, the Trustees, upon the written request of such applicants accompanied by tender of the material to be mailed and the reasonable expenses of the mailing, will, with reasonable promptness, mail such material to all shareholders of record, unless within 5 business days after such tender the

Trustees shall mail to such applicants and file with the Securities and Exchange Commission (the "Commission"), together with a copy of the material requested to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

          4. If the Commission enters an order either refusing to sustain any of the Trustees' objections or declaring that any objections previously sustained by the Commission have been resolved by the applicants, the Trustees will cause the Registrant to mail copies of such material to all shareholders of record with reasonable promptness after the entry of such order and the renewal of such tender.

                                      SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 28th day of September, 1998.

                                   BERGER INVESTMENT PORTFOLIO TRUST
                                   ---------------------------------
                                   (Registrant)

                                   By/s/ Gerard M. Lavin
                                     ------------------------------------------

                                     Name:  Gerard M. Lavin
                                          -------------------------------------

                                     Title:  President
                                           ------------------------------------


          Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       Signature                      Title                  Date
       ---------                      -----                  ----
Gerard M. Lavin               President (Principal     September 28, 1998
-------------------------     Executive Officer)
Gerard M. Lavin               and Director

Kevin R. Fay                  Vice President,          September 28, 1998
-------------------------     Secretary and Treasurer
Kevin R. Fay                  (Principal Financial
                              and Accounting Officer)


/s/ Dennis E. Baldwin         Trustee                  September 28, 1998
-------------------------
Dennis E. Baldwin*


/s/ William M.B. Berger       Trustee                  September 28, 1998
-------------------------
William M.B. Berger*


/s/ Louis R. Bindner          Trustee                  September 28, 1998
-------------------------
Louis R. Bindner*


                                         C-7

/s/ Katherine A. Cattanach    Trustee                  September 28, 1998
--------------------------
Katherine A. Cattanach*


/s/ Paul R. Knapp             Trustee                  September 28, 1998
-------------------------
Paul R. Knapp*


/s/ Harry T. Lewis, Jr.       Trustee                  September 28, 1998
-------------------------
Harry T. Lewis, Jr.*


/s/ Michael Owen              Trustee                  September 28, 1998
-------------------------
Michael Owen*


/s/ William Sinclaire         Trustee                  September 28, 1998
-------------------------
William Sinclaire*


Gerard M. Lavin
-------------------------
*By Gerard M. Lavin
    Attorney-in-Fact

                         BERGER INVESTMENT PORTFOLIO TRUST
                                    EXHIBIT INDEX


N-1A                        EDGAR
Exhibit                     Exhibit
No.                         No.                   Name of Exhibit
------------        -------------------           ------------------------------------
(1)  Exhibit        1                             Trust Instrument
(1)  Exhibit        2                             Bylaws
     Exhibit        3                             Not applicable
     Exhibit        4                             Not applicable
(1)  Exhibit        5.1                           Form of Investment Advisory Agreement for Berger Small Company Growth Fund
(4)  Exhibit        5.2                           Form of Investment Advisory Agreement for Berger New Generation Fund
(6)  Exhibit        5.3                           Form of Investment Advisory Agreement for Berger Balanced Fund
(9)  Exhibit        5.4                           Form of Investment Advisory Agreement for Berger Select Fund
(9)  Exhibit        5.5                           Form of Investment Advisory Agreement for Berger Mid Cap Growth Fund
(14) Exhibit        5.6                           Form of Investment Advisory Agreement for Berger Mid Cap Value Fund
(14) Exhibit        5.7                           Form of Sub-Advisory Agreement for Berger Mid Cap Value Fund
*    Exhibit        5.8      EX-99.B5.8           Form of Investment Advisory Agreement for Berger Special Values Fund
(14) Exhibit        6                             Form of Distribution Agreement between the Trust and Berger Distributors, Inc.
     Exhibit        7                             Not applicable
(3)  Exhibit        8                             Form of Custody Agreement
(8)  Exhibit        9.1                           New Account Application
(1)  Exhibit        9.2.1                         Form of Administrative Services Agreement for Berger Small Company Growth Fund
(4)  Exhibit        9.2.2                         Form of Administrative Services Agreement for Berger New Generation Fund
(6)  Exhibit        9.2.3                         Form of Administrative Services Agreement for Berger Balanced Fund



(9)  Exhibit        9.2.4                         Form of Administrative Services Agreement for Berger Select Fund
(9)  Exhibit        9.2.5                         Form of Administrative Services Agreement for Berger Mid Cap Growth Fund
(14) Exhibit        9.2.6                         Form of Administrative Services Agreement for Berger Mid Cap Value Fund
*    Exhibit        9.2.7  EX-99.B9.2.7           Form of Administrative Services Agreement for Berger Special Values Fund
(1)  Exhibit        9.3                           Form of Recordkeeping and Pricing Agent Agreement
(1)  Exhibit        9.4                           Form of Agency Agreement
(13) Exhibit        9.5.1                         Amendment No. 4 to Services Agreement between Berger Associates, Inc., Charles
                                                  Schwab & Co., Inc. and Berger Investment Portfolio Trust on behalf of Berger Small
                                                  Company Growth Fund, effective February 1, 1994
(5)  Exhibit        9.5.2                         Amendment No. 5 to Services Agreement between Berger Associates, Inc., Charles
                                                  Schwab & Co., Inc. and Berger Investment Portfolio Trust on behalf of Berger New
                                                  Generation Fund, effective March 29, 1996
(10) Exhibit        9.5.3                         Amendment No. 8 to Services Agreement between Berger Associates, Inc., Charles
                                                  Schwab & Co., Inc. and Berger Investment Portfolio Trust on behalf of Berger
                                                  Balanced Fund, effective September 30, 1997
(11) Exhibit        9.5.4                         Amendment No. 9 to Services Agreement between Berger Associates, Inc., Charles
                                                  Schwab & Co., Inc. and Berger Investment Portfolio Trust on behalf of Berger
                                                  Select Fund, effective December 31, 1997
(12) Exhibit        9.5.5                         Amendment No. 10 to Services Agreement between Berger Associates, Inc., Charles
                                                  Schwab & Co., Inc. and Berger


                                                  Investment Portfolio Trust on behalf of Berger Mid Cap Growth Fund, effective
                                                  December 31, 1997
*    Exhibit        10        EX-99.B10           Opinion and consent of Davis, Graham & Stubbs LLP (for Berger Special Values Fund)
**   Exhibit        11                            Consent of PricewaterhouseCoopers LLP
     Exhibit        12                            Not applicable
(1)  Exhibit        13                            Investment Letter from Initial Stockholder
(7)  Exhibit        14.1                          IRA Account Application, Form 5305-A Individual Retirement Custodial Account and
                                                  Related Documents
(2)  Exhibit        14.2                          Investment Company Institute Prototype Money Purchase Pension and Profit Sharing
                                                  Plan Basic Document #01 and Related Documents
(2)  Exhibit        14.3                          403(b)(7) Plan Custodial Account Agreement and Related Documents
(1)  Exhibit        15.1                          Rule 12b-1 Plan for Berger Small Company Growth Fund
(4)  Exhibit        15.2                          Rule 12b-1 Plan for Berger New Generation Fund
(6)  Exhibit        15.3                          Rule 12b-1 Plan for Berger Balanced Fund
(9)  Exhibit        15.4                          Rule 12b-1 Plan for Berger Select Fund
(9)  Exhibit        15.5                          Rule 12b-1 Plan for Berger Mid Cap Growth Fund
(14) Exhibit        15.6                          Rule 12b-1 Plan for Berger Mid Cap Value Fund
*    Exhibit        15.7    EX-99.B15.7           Rule 12b-1 Plan for Berger Special Values Fund
(1)  Exhibit        16                            Schedule for Computation of Performance Data
(9)  Exhibit        17.1                          Financial Data Schedule for Berger Small Company Growth Fund
(9)  Exhibit        17.2                          Financial Data Schedule for Berger New Generation Fund
(1)  Exhibit        17.3                          Financial Data Schedule for Berger Balanced Fund
(1)  Exhibit        17.4                          Financial Data Schedule for Berger Select Fund



(1)  Exhibit        17.5                          Financial Data Schedule for Berger Mid Cap Growth Fund
**   Exhibit        17.6                          Financial Data Schedule for Berger Mid Cap Value Fund
**   Exhibit        17.7                          Financial Data Schedule for Berger Special Values Fund
     Exhibit        18                            Not Applicable


---------------------------

*      To be filed by amendment.
**     Not required to be filed until financial statements for Fund are filed.
(1) Previously filed on April 30, 1998, with Pre-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(2) Previously filed on November 30, 1993, with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(3) Previously filed on November 27, 1995, with Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(4) Previously filed on February 23, 1996, with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(5) Previously filed on October 30, 1996, with Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(6) Previously filed on August 28, 1997, with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(7) Previously filed on December 31, 1997, as Exhibit 14.1 to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of The One Hundred Fund, Inc., and incorporated herein by reference.
(8) Previously filed on December 31, 1997, as Exhibit 9.1 to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of The One Hundred Fund, Inc., and incorporated herein by reference.
(9) Previously filed on December 31, 1997, with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(10) This Agreement is identical to the agreement previously filed on October 30, 1996, as Exhibit 9.5.2 to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference with the following changes: the effective date is September 30, 1997, and the Fund name is Berger Balanced Fund.
(11) This Agreement is identical to the agreement previously filed on October 30, 1996, as Exhibit 9.5.2 to Post-Effective Amendment

       No. 9 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference with the following changes: the effective date is December 31, 1997, and the Fund name is Berger Select Fund.
(12) This Agreement is identical to the agreement previously filed on October 30, 1996, as Exhibit 9.5.2 to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference with the following changes: the effective date is December 31, 1997, and the Fund name is Berger Mid Cap Growth Fund.
(13) This Agreement is identical to the agreement previously filed on October 30, 1996, as Exhibit 9.5.2 to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference with the following changes: the effective date is February 1, 1994, and the Fund name is Berger Small Company Growth Fund.
(14) Previously filed on June 16, 1998, with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.